STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund

March 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.8%
Banks - 5.8%
Bank of America	433,490		11,959,989
Comerica	83,526		6,124,126
JPMorgan Chase & Co.	118,818		12,027,946
SVB Financial Group	29,771	[a]	6,619,880
			36,731,941
Capital Goods - 8.7%
Boeing	16,641		6,347,210
Deere & Co.	50,758		8,113,159
Eaton	71,000		5,719,760
General Electric	307,550		3,072,424
Honeywell International	68,663		10,911,924
Illinois Tool Works	61,978		8,895,702
Ingersoll-Rand	108,009		11,659,572
			54,719,751
Consumer Durables & Apparel - 1.8%
NIKE, Cl. B	134,294		11,308,898
Consumer Services - 2.5%
MGM Resorts International	249,180		6,393,959
Yum! Brands	92,465		9,228,932
			15,622,891
Diversified Financials - 5.7%
Charles Schwab	150,290		6,426,400
CME Group	45,692		7,519,989
State Street	95,440		6,280,906
Synchrony Financial	281,870		8,991,653
Voya Financial	133,220		6,655,671
			35,874,619
Energy - 5.4%
Anadarko Petroleum	87,760		3,991,325
Chevron	120,803		14,880,514
Marathon Petroleum	87,541		5,239,329
Pioneer Natural Resources	33,049		5,032,702
Valero Energy	53,857		4,568,689
			33,712,559
Food & Staples Retailing - 1.2%
Costco Wholesale	30,337		7,345,801
Food, Beverage & Tobacco - 5.0%
Constellation Brands, Cl. A	29,409		5,156,280
Mondelez International, Cl. A	230,028		11,482,998

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.8% (continued)
Food, Beverage & Tobacco - 5.0% (continued)
Monster Beverage	85,657	[a]	4,675,159
Philip Morris International	114,581		10,127,815
			31,442,252
Health Care Equipment & Services - 6.4%
Abbott Laboratories	94,068		7,519,796
Align Technology	13,955	[a]	3,967,825
Boston Scientific	163,704	[a]	6,282,960
CVS Health	117,904		6,358,563
Medtronic	55,021		5,011,313
UnitedHealth Group	45,604		11,276,045
			40,416,502
Household & Personal Products - 1.1%
Procter & Gamble	64,985		6,761,689
Insurance - .7%
American International Group	108,270		4,662,106
Materials - 1.9%
Celanese	72,388		7,138,181
DowDuPont	93,060		4,961,029
			12,099,210
Media & Entertainment - 9.5%
Alphabet, Cl. A	14,885	[a]	17,518,008
Comcast, Cl. A	250,923		10,031,902
Facebook, Cl. A	102,542	[a]	17,092,726
Netflix	16,745	[a]	5,970,597
Walt Disney	82,397	[a]	9,148,539
			59,761,772
Pharmaceuticals Biotechnology & Life Sciences - 7.4%
Allergan	22,427		3,283,537
Bristol-Myers Squibb	67,110		3,201,818
Exact Sciences	29,618	[a]	2,565,511
Gilead Sciences	47,000		3,055,470
Illumina	12,143	[a]	3,772,709
Johnson & Johnson	42,107		5,886,138
Merck & Co.	136,121		11,321,184
Pfizer	144,898		6,153,818
Thermo Fisher Scientific	26,266		7,189,529
			46,429,714
Real Estate - 2.8%
American Tower	57,236	[b]	11,278,926
Equinix	13,999	[b]	6,343,787
			17,622,713
Retailing - 5.5%
Amazon.com	11,540	[a]	20,549,855
Dollar Tree	76,685	[a]	8,054,992

Description		Shares		Value ($)
Common Stocks - 98.8% (continued)
Retailing - 5.5% (continued)
Home Depot		31,922		6,125,513
				34,730,360
Semiconductors & Semiconductor Equipment - 6.3%
Advanced Micro Devices		223,043	[a,c]	5,692,057
Intel		159,832		8,582,978
Lam Research		15,549		2,783,426
Marvell Technology Group		334,299		6,649,207
Micron Technology		270,342	[a]	11,173,235
Texas Instruments		43,746		4,640,138
				39,521,041
Software & Services - 11.6%
Adobe		25,699	[a]	6,848,526
Atlassian, Cl. A		31,240	[a]	3,511,064
Microsoft		175,562		20,705,782
Nutanix, Cl. A		57,562	[a,c]	2,172,390
salesforce.com		58,434	[a]	9,254,193
Splunk		50,424	[a]	6,282,830
Visa, Cl. A		93,148	[c]	14,548,786
Worldpay, Cl. A		85,120	[a]	9,661,120
				72,984,691
Technology Hardware & Equipment - 3.8%
Apple		56,529		10,737,684
Cisco Systems		139,656		7,540,027
Corning		172,648		5,714,649
				23,992,360
Telecommunication Services - 1.2%
T-Mobile US		37,092	[a]	2,563,057
Verizon Communications		90,311		5,340,089
				7,903,146
Transportation - 1.7%
CSX		140,280		10,495,750
Utilities - 2.8%
Exelon		164,030		8,222,824
NextEra Energy		47,986		9,276,653
				17,499,477
Total Common Stocks (cost $461,958,791)				621,639,243
	1-Day Yield (%)
Investment Companies - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $9,802,384)	2.46	9,802,384	[d]	9,802,384

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares		Value ($)
Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,291,912)	2.46	1,291,912	[d]	1,291,912
Total Investments (cost $473,053,087)		100.5%		632,733,539
Liabilities, Less Cash and Receivables		(.5%)		(3,320,851)
Net Assets		100.0%		629,412,688

a Non-income producing security.

b Investment in real estate investment trust.

c Security, or portion thereof, on loan. At March 31, 2019, the value of the fund’s securities on loan was $20,401,858 and the value of the collateral held by the fund was $20,540,027, consisting of cash collateral of $1,291,912 and U.S. Government & Agency securities valued at $19,248,115.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Large Cap Equity Fund

March 31, 2019 (Unaudited)

The following is a summary of the inputs used as of March 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—Common Stocks†	621,639,243	-	-	621,639,243
Investment Companies	11,094,296	-	-	11,094,296

† See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus,, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the

NOTES

market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2019, accumulated net unrealized appreciation on investments was $159,680,452, consisting of $172,060,866 gross unrealized appreciation and $12,380,414 gross unrealized depreciation.

At March 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.